Stockholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Aug. 20, 2024	Aug. 12, 2024	Jan. 07, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Common stock, shares authorized	50,000,000				50,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued	3,218,499				3,218,499
Common stock, shares outstanding	3,218,499				3,218,499
Rights issued	11,843,500				11,843,500
Rights outstanding	11,843,500				11,843,500
Share Price (in Dollars per share)		$ 10	$ 10	$ 10
Warrants issued	11,843,500				11,843,500
Warrants outstanding	11,843,500				11,843,500
Warrants
Class of Warrant or Right [Line Items]
Share Price (in Dollars per share)	$ 11.5
Class of warrants or rights period within the registration shall be effective from the consummation of business combination	90 days
Volume weighted average price per share (in Dollars per share)	$ 9.2
Percentage of funds raised to be used for consummating business combination	60.00%
Class of warrants or rights redemption price per share (in Dollars per share)	$ 16.5
Warrant price (in Dollars per share)	$ 0.01
Number of consecutive trading days for determining the volume weighted average price of share	10 days